Earnings per share - Reconciliation Between Shares Used in Calculating Basic and Diluted EPS (Detail) - shares shares in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Earnings per share [abstract]
Weighted average shares used in basic EPS calculation	1,250.5	1,266.2	1,261.1
Dilutive share options outstanding	0.5	2.1	1.8
Other potentially issuable shares	8.4	11.4	12.9
Weighted average shares used in diluted EPS calculation	1,259.4	1,279.7	1,275.8